Debt - Schedule of Short Term Debt Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other short-term borrowings	$ 5,267	$ 21,817
Short-term debt, excluding current installments of long-term debt	5,267	31,817
Modified Hana Loan [Member]
Short term loan amount		$ 10,000